Stockholders’ equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ equity

Note   21.               Stockholders’ equity

Stockholders’ equity consisted of the following:

WISeKey Semiconductors SAS	As at December 31, 2022	As at December 31, 2021
Share Capital	Common stock	Common stock
Par value per share (in EUR)	1.00	1.00
Share capital (in USD)	1,955,441	1,771,732
—
Total number of authorized shares	1,473,162	1,298,162
Total number of fully paid-in issued shares	1,473,162	1,298,162
Total number of fully paid-in outstanding shares	1,473,162	1,298,162

Note 22.      Stockholders’ equity

Stockholders’ equity consisted of the following:

WISeKey Semiconductors SAS	As at December 31, 2021	As at December 31, 2020
Share Capital	Common stock	Common stock
Par value per share (in EUR)	1.00	1.00
Share capital (in USD)	1,771,732	1,771,732
	—	—
Total number of authorized shares	1,298,162	1,298,162
Total number of fully paid-in issued shares	1,298,162	1,298,162
Total number of fully paid-in outstanding shares	1,298,162	1,298,162

SEALS Corp
Stockholders’ equity

23.          Stockholders’ equity

Stockholders’ equity consisted of the following:

	SEALSQ Corp.			WISeKey Semiconductors SAS
	As at June 30, 2023			As at December 31, 2022
Share Capital	Ordinary shares	F shares		In equivalent ordinary shares	In equivalent F shares
Par value per share	USD 0.01	USD 0.05		USD 0.01	USD 0.05
Share capital (in USD)	75,015	74,985		75,014	74,985
—	—	—	—	—	—
Total number of authorized shares	200,000,000	10,000,000		200,000,000	10,000,000
Total number of fully paid-in issued shares	7,501,500	1,499,700		7,501,400	1,499,700
Total number of fully paid-in outstanding shares	7,501,500	1,499,700		7,501,400	1,499,700
Total share capital (in USD)	150,000			149,999

On May 23, 2023, the ordinary shares of the SEALSQ Group were listed on the Nasdaq Global Market.